FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit:
Standby letters of credit and financial guarantees written	$ 3,815	$ 3,730	$ 4,461
All other off-balance sheet commitments	0	0	0
Commercial Line Of Credit [Member]
Commitments to extend credit:
Unused portion of home equity lines of credit	57,096	59,826	65,460
Credit Card Line Of Credit [Member]
Commitments to extend credit:
Unused portion of home equity lines of credit	3,109	3,048	2,756
Home Equity Lines Of Credit [Member]
Commitments to extend credit:
Unused portion of home equity lines of credit	$ 16,097	$ 16,356	$ 15,026